CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 16, 2023	Sep. 01, 2022	Apr. 27, 2022	Apr. 14, 2022
Short-Term Debt [Line Items]
Principal amount	$ 2,250,000			$ 1,420,750		$ 1,455,750	$ 2,250,000
Interest expense				$ 71,507	$ 113,563	$ 224,885	$ 27,447
Warrants to purchase				300,000		124,223			57,142	111,972	115,540
Debt conversion amount						$ 1,038,426
Conversion of shares						1,384,564
Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase	1,800,000	1,800,000	1,800,000				1,800,000
Warrants, shares							90,000
Warrant [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Ownership percentage				4.90%		4.90%
Warrant [Member] | Mast Hill Fund L P [Member]
Short-Term Debt [Line Items]
Warrants to purchase				600,000		600,000
Reverse Stock Split [Member] | Mast Hill Fund L P [Member]
Short-Term Debt [Line Items]
Warrants to purchase				30,000		30,000
Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Warrants to purchase	90,000			15,000		6,211	90,000		2,857	5,599	5,777
Cashless warrant shares exercised								15,000
Lenders [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase				200,000		200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.25		$ 1.25
Warrant exercise price, percentage				125.00%		125.00%
Lenders [Member] | Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Warrants to purchase				10,000		10,000
Lenders [Member] | Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 25		$ 25
FourthMan[Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised									5,777		115,540
FourthMan[Member] | Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised											5,777
Talos [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised									5,599	111,972
BlueLake [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised									57,142	57,142
BlueLake [Member] | Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised									2,858
Mast Hill [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised								300,000
Tarlos [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised										111,972
Tarlos [Member] | Post Reverse Stock Split [Member]
Short-Term Debt [Line Items]
Cashless warrant shares exercised										5,599
Seven Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 2,250,000	$ 2,250,000	$ 2,250,000				$ 2,250,000
Issuance price discounted percentage	90.00%	90.00%	90.00%				90.00%
Interest rate	8.00%	8.00%	8.00%	8.00%			8.00%
Proceeds from debt issuance costs	$ 1,793,000	$ 1,793,000	$ 1,793,000	$ 1,793,000
Proceeds from debt issuance costs				162,000
Proceeds from offering costs				$ 15,000,000
Conversion rate				70.00%
Conversion price				$ 0.75
Debt issuance cost	$ 162,000	$ 162,000	$ 162,000				$ 162,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate				16.00%		8.00%
Proceeds from offering costs						$ 15,000,000
Conversion rate						70.00%
Conversion price						$ 0.75
Default interest rate						16.00%
Promissory Note [Member] | Lender [Member]
Short-Term Debt [Line Items]
Percentage of prepayment penalty				10.00%		10.00%